RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Revenue from affiliates	$ 34,868	$ 10,168	$ 67,713	$ 12,350
Operating and maintenance expenses	1,134	264	2,290	625
General and administrative expenses	$ 1,234	$ 523	$ 2,470	$ 1,062